Earnings per share - Narrative (Details) - shares	2 Months Ended	12 Months Ended
	Feb. 16, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		16,824,651,796	17,974,112,648
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	(21,406,501)
Increase in number of ordinary shares outstanding (in shares)	(109,230,677)